Related party balances and transactions (Amount due to related parties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Related Party Transaction [Line Items]
Amounts due to related parties	$ 517		$ 148
Related party G [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	0	[1]	148	[1]
Related party K [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	83	[2]	0	[2]
Related party J [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	431	[3]	0	[3]
Related party M [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 3	[3]	$ 0	[3]

[1]	It represents the pre-operating expenses paid by related party G on behalf of one of the Group's subsidiary, which has been settled in February 2013. The Group deconsolidated this subsidiary in September 2013.
[2]	It represents the additional capital injection to be paid to related party K.
[3]	The balances represent the unpaid revenue sharing related to game operation.